Customer Accounts - Schedule of Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Deposit Liabilities [Line Items]
Checking accounts, .15% and under	$ 2,555,766	$ 2,331,170
Passbook and statement accounts, .10% and under	700,794	622,546
Insured money market accounts, .01% to .15%	2,564,318	2,536,971
Certificate accounts
Less than 2.00%	4,303,475	4,524,158
2.00% to 2.99%	501,409	602,683
3.00% to 3.99%	5,156	98,610
4.00% to 4.99%	150	146
5.00% to 5.99%	635	644
Total certificates	4,810,825	5,226,241
Customer accounts	10,631,703	10,716,928
Within 1 year	2,862,313	3,147,172
1 to 2 years	1,068,792	999,090
2 to 3 years	321,118	659,867
Over 3 years	558,602	420,112
Customer accounts greater than $250,000	$ 2,096,690	$ 1,887,216
Minimum
Deposit Liabilities [Line Items]
Money market rate	0.01%	0.01%
Maximum
Deposit Liabilities [Line Items]
Checking rate	0.15%	0.15%
Passbook and statement rate	0.10%	0.10%
Money market rate	0.15%	0.15%